ACCUMULATED OTHER COMPREHENSIVE LOSS (Changes in Components of AOCI, Net of Related Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Balance	$ 1,179,512	$ 1,383,786	$ 1,390,943
Other Comprehensive Income, net of tax	11,860	11,857	10,249
Balance	1,085,654	1,179,512	1,383,786
Accumulated Other Comprehensive Loss [Member]
Balance	(52,267)	(64,124)	(74,373)
Current period change, excluding amounts reclassified from accumulated other comprehensive loss	(1,123)	(5,374)	(8,336)
Amounts reclassified from accumulated other comprehensive loss	12,983	17,231	18,585
Other Comprehensive Income, net of tax	11,860	11,857	10,249
Balance	(40,407)	(52,267)	(64,124)
Unrealized losses on cash flow hedges [Member]
Balance	(40,317)	(53,446)	(61,356)
Current period change, excluding amounts reclassified from accumulated other comprehensive loss	(1,140)	(3,052)	(10,193)
Amounts reclassified from accumulated other comprehensive loss	12,468	16,181	18,103
Other Comprehensive Income, net of tax	11,328	13,129	7,910
Balance	(28,989)	(40,317)	(53,446)
Items not yet recognized as a component of net periodic benefit cost (pension plans) [Member]
Balance	(11,950)	(10,636)	(12,988)
Current period change, excluding amounts reclassified from accumulated other comprehensive loss	17	(2,364)	1,870
Amounts reclassified from accumulated other comprehensive loss	515	1,050	482
Other Comprehensive Income, net of tax	532	(1,314)	2,352
Balance	$ (11,418)	(11,950)	(10,636)
Foreign currency translation adjustment [Member]
Balance		(42)	(29)
Current period change, excluding amounts reclassified from accumulated other comprehensive loss		42	(13)
Other Comprehensive Income, net of tax		$ 42	(13)
Balance			$ (42)